GENERAL	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: -	GENERAL

a.
Allot Ltd. (the "Company") was incorporated in November 1996 under the laws of the State of Israel. The Company is engaged in developing, selling and marketing of leading innovative network intelligence (“Allot Smart”) and security solutions (“Allot Secure”) for mobile and fixed service providers as well as enterprises worldwide. Our solutions are deployed globally for network and application analytics, traffic control and shaping, network-based security including mobile security, distributed denial of service (DDoS) protection, IoT security, and more. Allot Smart generates insightful intelligence that allows CSPs to analyze every packet of network, user, application and security data, CSPs can see, control and secure their networks, optimizing performance, minimizing costs and maximizing end-user QoE. Allot Secure provides security service for the mass market and SMB at home, at work and on the go for mobile, fixed and 5G converged networks. Allot Secure enables customers to detect security breaches and protect networks and network users from attacks.

The Company's Ordinary Shares are listed in the NASDAQ Global Select Market under the symbol "ALLT" from its initial public offering in November 2006. Since November 2010, the Company's Ordinary Shares have been listed for trading in the Tel Aviv Stock Exchange as well.

The Company holds twelve wholly-owned subsidiaries (the Company together with its subsidiaries shall collectively be referred to as "Allot"): Allot Communications, Inc. in Burlington, Massachusetts, United-States (the "U.S. subsidiary"), which was incorporated in 1997 under the laws of the State of California, Allot Communication Europe SARL, France (the "European subsidiary"), which was incorporated in 1998 under the laws of France, Allot Communications Japan K.K. in Tokyo, Japan (the "Japanese subsidiary"), which was incorporated in 2004 under the laws of Japan, Allot Communication (UK) Limited (the "UK subsidiary"), which was incorporated in 2006 under the laws of England and Wales, Allot Communications (Asia Pacific) Pte. Ltd. ("the Singaporean subsidiary"), which was incorporated in 2006 under the laws of Singapore, Allot India Private Limited. (the "Indian subsidiary”), which was incorporated in 2012 under the laws of India and commenced its activity in 2013, Allot Communications Africa (PTY) Ltd. (the "African subsidiary”), which was incorporated in 2013 under the laws of South Africa, Allot Communications Spain, S.L. Sociedad Unipersonal (the "Spanish subsidiary”), which was incorporated in 2015 under the laws of Spain, Allot Communications (Colombia) S.A.S (the "Colombian subsidiary”), which was incorporated in 2015 under the laws of Colombia and Allot MexSub (the "Mexican subsidiary"), which was incorporated in 2015 under the laws of Mexico, Allot Turkey Komunikasion Hizmeleri limited (the “Turkish subsidiary”), which was incorporated in 2018 under laws of Turkey, Allot Australia (PTY) LTD (the “Australian subsidiary”), which was incorporated in 2018 under the laws of Australia.
The European, Singaporean, Indian, Colombian, U.S, Japanese, African and Turkish subsidiaries are engaged in sales and marketing, technical support services and other services of the Company's products. The UK and Australian subsidiaries are engaged in sales and marketing and other services.

The Spanish and Mexican subsidiaries commenced operations in 2015 and are engaged in the sales and marketing, technical support and development activities of one of the Company's product lines.